Produced and Acquired/Licensed Content Costs and Advances - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020		Sep. 28, 2019	Dec. 28, 2019
Produced and Licensed Content Costs	$ 25,022
Amortization of Film Library Maximum Period	20 years
Amortization of Produced and Licensed Content Costs, Total	$ 20,578	[1]	$ 17,100
Accrued Participation Liabilities, Due in Next Operating Cycle	2,300
Unamortized Acquired Film And Television Libraries	$ 3,700
Weighted Average Remaining Amortization Period	18 years
Ultimate Revenues from Theatrical Release Maximum Period	10 years
Ultimate Revenues from TV Series Delivery of First Episode Maximum Period	10 years
Ultimate Revenues from TV Series Delivery of Recent Episode Maximum Period	5 years
Accounting Standards Update 2019-02
Produced and Licensed Content Costs				$ 3,000

[1]	Primarily included in “Cost of services” in the Consolidated Statements of Operations.